PGIM S&P 500 Buffer 12 ETF - March
Schedule of Investments  (unaudited)
as of January 31, 2026
Description	Shares	Value
Short-Term Investments 103.7%
Affiliated Mutual Fund 0.4%
PGIM Core Government Money Market Fund (7-day effective yield 3.805%) (cost $50,336)(wb)	50,336	$50,336
Options Purchased*~ 103.3%
(cost $13,132,784)		14,351,023

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.7% (cost $13,183,120)		14,401,359
Options Written*~ (3.7)%
(premiums received $421,696)		(507,237)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $12,761,424)		13,894,122
Liabilities in excess of other assets (0.0)%		(5,826)

Net Assets 100.0%		$13,888,296

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	02/27/26	$5.94		209		21	$14,337,296
State Street SPDR S&P 500 ETF Trust	Put	02/27/26	$594.18		209		21	13,727
Total Options Purchased (cost $13,132,784)								$14,351,023
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	02/27/26	$675.70		209		21	$(502,754)
State Street SPDR S&P 500 ETF Trust	Put	02/27/26	$522.88		209		21	(4,483)
Total Options Written (premiums received $421,696)								$(507,237)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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